Related Party Transactions - Private Placement Warrants (Details) - Ares Acquisition Corporation II [Member] - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 14, 2025	Apr. 25, 2023	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 23, 2025
Related Party Transaction [Line Items]
Consideration received on transaction	$ 60,000,000
Exercise price of warrants (in USD per share)						$ 1
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Consideration received on transaction		$ 500,000,000
Private Warrants
Related Party Transaction [Line Items]
Number of warrants issued (in shares)				14,300,000
Private Warrants | Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares)				14,300,000	14,300,000
Private Placement Warrants | Over-Allotment Option
Related Party Transaction [Line Items]
Number of warrants sold (in shares)		1,000,000
Private Placement Warrants | IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Number of warrants issued (in shares)			14,300,000		14,300,000
Consideration received on transaction		$ 14,300,000
Exercise price of warrants (in USD per share)		$ 11.5